Derivative and Other Fair Value Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Amount of Gain/(Loss) Recognized in Income on Derivative	$ (7,448)	$ (3,549)	$ 7,335
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	7,448	3,549	(7,335)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Amount of Gain/(Loss) Recognized in Income on Derivative	(7,448)	(3,549)	7,335
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	$ 7,448	$ 3,549	$ (7,335)
Hedged Item	Fixed rate debt		Fixed rate debt